Taxes - Summary of Tax Disputes by Joining States Amnesty Settlement Programs (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Tax settlement [line items]
Disputes	$ 1,307
Reduction Benefit	(948)
Amount to be paid after benefit	$ 359
SWEDEN
Tax settlement [line items]
State Law/Decree n°	40,486/2019
Benefits received	Reduction of 90% of fines and interest
Disputes	$ 41
Reduction Benefit	(26)
Amount to be paid after benefit	$ 15
Bahia
Tax settlement [line items]
State Law/Decree n°	14,085/2019
Benefits received	Reduction of 90% of fines and interest and 50% of Vat tax forgiveness
Disputes	$ 449
Reduction Benefit	(344)
Amount to be paid after benefit	$ 105
RS [member]
Tax settlement [line items]
State Law/Decree n°	54,853/2019 and 54,887/2019
Benefits received	Reduction of 60% and 90% of fines and interest and 50% of Vat tax forgiveness
Disputes	$ 76
Reduction Benefit	(58)
Amount to be paid after benefit	$ 18
ARMENIA
Tax settlement [line items]
State Law/Decree n°	202/2019
Benefits received	Reduction of 95% of fines and interest
Disputes	$ 196
Reduction Benefit	(135)
Amount to be paid after benefit	$ 61
CE
Tax settlement [line items]
State Law/Decree n°	33,135/2019
Benefits received	Reduction of 90% of fines and interest and 50% of Vat tax forgiveness
Disputes	$ 127
Reduction Benefit	(98)
Amount to be paid after benefit	$ 29
PERU
Tax settlement [line items]
State Law/Decree n°	414/2019
Benefits received	Reduction of 90% of interest and 43% of the fines
Disputes	$ 335
Reduction Benefit	(224)
Amount to be paid after benefit	$ 111
ALBANIA
Tax settlement [line items]
State Law/Decree n°	5,900/96
Benefits received	Reduction of 90% of fines and interest
Disputes	$ 83
Reduction Benefit	(63)
Amount to be paid after benefit	$ 20